Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		¥ 3,254,403		¥ 2,897,591
Total liabilities		2,931,113		2,572,281
Total equity		323,290		325,310	¥ 307,648	¥ 326,214
Impairment		(1,010)
Net carrying value of the investments		201,661		161,472	119,766
Total revenues		627,419		643,355	540,781
Net profit/(loss)		11,936		32,752	19,585
Other comprehensive income		(2,025)		(7,926)	(25,776)
Total comprehensive income		9,911		24,826	¥ (6,191)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		2,373,291		2,072,915
Total liabilities		2,214,781		1,959,069
Total equity		158,510		113,846
Total equity attributable to equity holders of the associates and joint ventures		158,510		113,846
Total adjustments	[1]	933		2,267
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 159,443		¥ 116,113
Proportion of the Group's ownership		43.686%	[2]	43.686%
Gross carrying value of the investments		¥ 72,655		¥ 53,459
Impairment		0		0
Net carrying value of the investments	[2]	72,655		53,459
Total revenues		59,279		50,531
Net profit/(loss)		10,707		10,204
Other comprehensive income		4,160		(2,332)
Total comprehensive income		14,867		7,872
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		249,362		191,894
Total liabilities		186,224		133,166
Total equity		63,138		58,728
Total equity attributable to equity holders of the associates and joint ventures		48,385		48,502
Total adjustments	[1]	(4,938)		(2,617)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 43,447		¥ 45,885
Proportion of the Group's ownership		29.59%	[3]	29.79%
Gross carrying value of the investments		¥ 13,822		¥ 14,636
Impairment		(1,010)	[3]	(1,010)
Net carrying value of the investments	[3]	12,812		13,626
Total revenues		48,821		49,236
Net profit/(loss)		4,666		6,259
Other comprehensive income		(1,518)		912
Total comprehensive income		3,148		7,171
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		83,561		79,601
Total liabilities		63,654		59,138
Total equity		19,907		20,463
Total equity attributable to equity holders of the associates and joint ventures		19,907		20,463
Total adjustments	[1]	0		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 19,907		¥ 20,463
Proportion of the Group's ownership		40.00%		40.00%
Gross carrying value of the investments		¥ 7,963		¥ 8,185
Impairment		0		0
Net carrying value of the investments		7,963		8,185
Total revenues		65,564		61,142
Net profit/(loss)		121		820
Other comprehensive income		(503)		(35)
Total comprehensive income		(382)		785
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		8,986		10,651
Total liabilities		6,246		8,020
Total equity		2,740		2,631
Total equity attributable to equity holders of the associates and joint ventures		2,732		2,631
Total adjustments	[1]	0		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 2,732		¥ 2,631
Proportion of the Group's ownership		35.00%		35.00%
Gross carrying value of the investments		¥ 1,501		¥ 1,466
Impairment		0		0
Net carrying value of the investments		1,501		1,466
Total revenues		643		399
Net profit/(loss)		98		135
Other comprehensive income		1		0
Total comprehensive income		99		135
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		36,467		36,243
Total liabilities		1,043		934
Total equity		35,424		35,309
Total equity attributable to equity holders of the associates and joint ventures		35,424		35,309
Total adjustments	[1]	470		676
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 35,894		¥ 35,985
Proportion of the Group's ownership		43.86%		43.86%
Gross carrying value of the investments		¥ 21,387		¥ 21,347
Impairment		0		0
Net carrying value of the investments		21,387		21,347
Total revenues		4,746		5,644
Net profit/(loss)		2,545		3,055
Other comprehensive income		0		0
Total comprehensive income		2,545		3,055
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		541,762		573,617
Total liabilities		224,822		266,599
Total equity		316,940		307,018
Total equity attributable to equity holders of the associates and joint ventures		140,144		135,393
Total adjustments	[1]	17,926		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 158,070		¥ 135,393
Proportion of the Group's ownership		10.29%	[4]	10.56%
Gross carrying value of the investments		¥ 21,892		¥ 21,783
Impairment		0		0
Net carrying value of the investments	[4]	21,892		21,783
Total revenues		290,877		274,829
Net profit/(loss)		9,301		1,684
Other comprehensive income		(245)		(230)
Total comprehensive income		9,056		1,454
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		10,243		10,353
Total liabilities		265		283
Total equity		9,978		10,070
Total equity attributable to equity holders of the associates and joint ventures		9,978		10,070
Total adjustments	[1]	(1,297)		(861)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 8,681		¥ 9,209
Proportion of the Group's ownership		66.67%		66.67%
Gross carrying value of the investments		¥ 5,787		¥ 6,139
Impairment		0		0
Net carrying value of the investments		5,787		6,139
Total revenues		457		859
Net profit/(loss)		438		840
Other comprehensive income		0		0
Total comprehensive income		438		840
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		22,266		20,776
Total liabilities		11,897		12,598
Total equity		10,369		8,178
Total equity attributable to equity holders of the associates and joint ventures		10,369		8,178
Total adjustments	[1]	(2,714)		(1,069)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 7,655		¥ 7,109
Proportion of the Group's ownership		75.00%		75.00%
Gross carrying value of the investments		¥ 5,741		¥ 5,332
Impairment		0		0
Net carrying value of the investments		5,741		5,332
Total revenues		458		185
Net profit/(loss)		609		(301)
Other comprehensive income		0		0
Total comprehensive income		¥ 609		¥ (301)

[1]	Including adjustments for the difference of accounting policies, fair value and others.
[2]	On 14 December 2018, the Company subscribed for 1,871,875,329 additional shares offering of CGB at RMB6.9511 per share, with a total consideration including the transaction fees of RMB13,014 million. Upon the completion of the transaction, the Company held 43.686% equity of CGB after the capital increase, and the proportion remained unchanged. On 1 January 2019, CGB began to adopt IFRS 9 and adjusted its equity to reflect the accumulated impact of adopting IFRS 9. The adoption of IFRS 9 by CGB has an impact on the Group's equity as at 1 January 2019 accordingly, which is still under evaluation.
[3]	The 2017 final dividend of HKD0.155 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2018. The Company received a cash dividend amounting to RMB284 million. The 2018 interim dividend of HKD0.140 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 22 August 2018. The Company received a cash dividend amounting to RMB274 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 31 December 2018, the stock price of Sino-Ocean was HKD3.45 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2018. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2018.
[4]	The 2017 final dividend of RMB0.0198 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 9 May 2018. The Company received a cash dividend amounting to RMB63 million. China Unicom's share price on 28 December 2018 (the last trading day of 2018) was RMB5.17 per share.